UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  November 14, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  52
Form 13F Information Table Value Total:  $160,166
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
A T & T Corp              COM   001957505      4495    227028   SH          SOLE               219158           7870
AKAMAI TECHNOLOGIES       COM   00971T101      919     57625    SH          SOLE               47985            9640
ALTRIA GROUP INC          COM   718154107      304     4120     SH          SOLE               4120
ANHEUSER BUSCH CO INC     COM   035229103      3618    84070    SH          SOLE               81270            2800
ANNALY MTG MANAGEMENT     COM   035710409      3424    264365   SH          SOLE               255470           8895
APACHE CORP               COM   037411105      1364    18128    SH          SOLE               15064            3064
BANK OF AMERICA CORP      COM   060505104      2629    62442    SH          SOLE               60682            1760
BORDERS GROUP             COM   099709107      5100    230055   SH          SOLE               222180           7875
BP PLC ADR                ADR   055622104      1378    19449    SH          SOLE               16219            3230
BRISTOL-MEYERS SQUIBB CO  COM   110122108      3948    164109   SH          SOLE               158559           5550
CABELAS INC               COM   126804301      555     30220    SH          SOLE               25960            4260
CADBURY SCHWEPPES ADR     COM   127209302      1202    29500    SH          SOLE               23940            5560
CHESAPEAKE ENERGY         COM   165167107      2073    54205    SH          SOLE               43405            10800
CIMAREX ENERGY CO         COM   171798101      1131    24940    SH          SOLE               20120            4820
CLEAR CHANNEL COMMUN      COM   184502102      4396    133645   SH          SOLE               128085           5560
COMCAST CORP CL A         COM   20030N101      1024    34869    SH          SOLE               29339            5530
CORN PRODUCTS INTL INC    COM   219023108      5151    255400   SH          SOLE               247290           8110
DEVON ENERGY CORP NEW     COM   25179M103      9456    137765   SH          SOLE               132735           5030
EASTMAN KODAK COMPANY     COM   277461109      4242    174353   SH          SOLE               167433           6920
EL PASO CORPORATION       COM   28336L109      1190    85645    SH          SOLE               71090            14555
ENERGY PARTNERS           COM   29270U105      5108    163620   SH          SOLE               158045           5575
FRESH DEL MONTE PRD ORDF  COM   G36738105      4350    159805   SH          SOLE               153145           6660
GENERAL MILLS INC         COM   370334104      6460    134017   SH          SOLE               129262           4755
GLOBAL SANTA FE           COM   3930E1017      6808    149230   SH          SOLE               144160           5070
GUIDANT CORP              COM   401698105      751     10899    SH          SOLE               8079             2820
HALLIBURTON CO HLDG CO    COM   406216101      957     13960    SH          SOLE               10820            3140
HARMONY GLD MNG SP        ADR   413216300      1008    92160    SH          SOLE               76195            15965
HASBRO INC                COM   418056107      6324    321830   SH          SOLE               309170           12660
JDS UNIPHASE CORPORATION  COM   46612J101      481     216575   SH          SOLE               180425           36150
JETBLUE AIRWAYS CORP      COM   477143101      315     17920    SH          SOLE               13570            4350
JOHNSON & JOHNSON         COM   478160104      287     4539     SH          SOLE               4539
KERR-MC GEE CORPORATION   COM   492386107      4495    46291    SH          SOLE               44559            1732
KIMBERLY CLARK CORP       COM   494368103      1036    17410    SH          SOLE               14280            3130
KING PHARMACEUTICALS      COM   495582108      6075    395005   SH          SOLE               383185           11820
KONINKLIJKE AHOLD NV      ADR   500467303      1622    213731   SH          SOLE               203741           9990
KRAFT FOODS INC           COM   50075N104      6764    221115   SH          SOLE               214025           7090
LINENS'N THINGS           COM   535679104      4614    172810   SH          SOLE               165400           7410
LONE STAR TECHNOLOGIES    COM   542312103      1684    30290    SH          SOLE               24350            5940
MATTEL INCORPORATED       COM   577081102      922     55290    SH          SOLE               47090            8200
MC DONALDS CORP           COM   580135101      1264    37745    SH          SOLE               30945            6800
MERCK & CO                COM   589331107      290     10650    SH          SOLE               10650
MICROSOFT CORPORATION     COM   594972408      6523    253521   SH          SOLE               244621           8900
NEWELL RUBBERMAID INC     COM   651229106      4174    184283   SH          SOLE               178083           6200
NOKIA CORP SPON ADR       ADR   654902204      1191    70454    SH          SOLE               57634            12820
PEPSICO INC               COM   713448108      840     14815    SH          SOLE               11125            3690
PFIZER INC                COM   717081103      1328    53165    SH          SOLE               44865            8300
PLACER DOME INC           COM   725906101      5598    326390   SH          SOLE               314935           11455
SCHOLASTIC CORP           COM   807066105      996     26960    SH          SOLE               21540            5420
SMITHFIELD FOODS INC      COM   832248108      5247    176770   SH          SOLE               170640           6130
SUNOCO INC                COM   86764P109      8625    110300   SH          SOLE               106240           4060
SYMANTEC CORP             COM   871503108      1053    46484    SH          SOLE               37689            8795
TIME WARNER INC           COM   887317105      5377    296893   SH          SOLE               286778           10115

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